Basis Of Preparation_Basis Of Preparation Of Financial Statements(Details)	12 Months Ended
Dec. 31, 2019
Deferred Tax Assets
Disclosure Of Assets And Liabilities With Significant Risk Of Material Adjustment Line Items [Line Items]
Description Of Nature Of Assets With Significant Risk Of Material Adjustments Within Next Financial Year	The Group is operating in numerous countries and the income generated from these operations is subject to income taxes based on tax laws and interpretations of tax authorities in numerous jurisdictions. There are many transactions and calculations for which the ultimate tax determination is uncertain. If certain portion of the taxable income is not used for investments, increase in wages, and others in accordance with the Tax System for Promotion of Investment and Collaborative Cooperation (Recirculation of Corporate Income), the Group is liable to pay additional income tax calculated based on the tax laws. The new tax system is effective for three years from 2018. Accordingly, the measurement of current and deferred income tax is affected by the tax effects from the new system. As the Group's income tax is dependent on the investments, increase in wages, and others, there exists uncertainty with regard to measuring the final tax effects.
Fair Value Of Financial Instruments
Disclosure Of Assets And Liabilities With Significant Risk Of Material Adjustment Line Items [Line Items]
Description Of Nature Of Assets With Significant Risk Of Material Adjustments Within Next Financial Year	The fair value of financial instruments where no active market exists or where quoted prices are not otherwise available is determined by using valuation techniques. Financial instruments, which are not actively traded in the market and those with less transparent market prices, will have less objective fair values and require broad judgment on liquidity, concentration, uncertainty in market factors and assumptions in price determination and other risks. As described in the significant accounting policies in Note 3.3, 'Recognition and Measurement of Financial Instruments', diverse valuation techniques are used to determine the fair value of financial instruments, from generally accepted market valuation models to internally developed valuation models that incorporate various types of assumptions and variables.
Provisions For Credit Losses Member [Member]
Disclosure Of Assets And Liabilities With Significant Risk Of Material Adjustment Line Items [Line Items]
Description Of Nature Of Liabilities With Significant Risk Of Material Adjustments Within Next Financial Year	The Group tests impairment and recognizes allowances for losses on financial assets classified at amortized cost, debt instruments measured at fair value through other comprehensive income and lease receivables through impairment testing and recognizes provisions for guarantees, and unused loan commitments. Accuracy of provisions for credit losses is dependent upon estimation of expected cash flows of the borrower for individually assessed allowances of loans, and upon assumptions and methodology used for collectively assessed allowances for groups of loans, guarantees and unused loan commitments.
Net Defined Benefit Liability Asset Member [Domain]
Disclosure Of Assets And Liabilities With Significant Risk Of Material Adjustment Line Items [Line Items]
Description Of Nature Of Liabilities With Significant Risk Of Material Adjustments Within Next Financial Year	The present value of net defined benefit liability depends on a number of factors that are determined on an actuarial basis using a number of assumptions.
Goodwill
Disclosure Of Assets And Liabilities With Significant Risk Of Material Adjustment Line Items [Line Items]
Description Of Nature Of Assets With Significant Risk Of Material Adjustments Within Next Financial Year	The recoverable amounts of cash-generating units have been determined based on value-in-use calculations to test whether goodwill has suffered any impairment.